Share-based payment plans - Share-based payment plans of RapidFit (Details) - Rapidfit+ plan	1 Months Ended	12 Months Ended
	Jan. 31, 2014 Option	Dec. 31, 2025 shares	Dec. 31, 2023 Option
Share-based payment plans
Outstanding at beginning of period			33
Granted	199
Forfeited / Cancelled			(33)
Outstanding at end of period | shares		0